Shareholder Report		6 Months Ended
	May 01, 2024	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000020336
Shareholder Report [Line Items]
Fund Name		Core Bond Fund
Class Name		Administrator Class
Trading Symbol		MNTRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$34	0.65%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.65%
AssetsNet		$ 5,106,592,296
Holdings Count | Holding		1,057
Advisory Fees Paid, Amount		$ 7,167,331
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$5,106,592,296
# of portfolio holdings	1,057
Portfolio turnover rate	188%
Total advisory fees paid	$7,167,331Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	42.7
U.S. Treasury securities	23.6
Corporate bonds and notes	20.5
Asset-backed securities	7.6
Yankee corporate bonds and notes	3.0
Non-agency mortgage-backed securities	1.4
Yankee government bonds	0.9
Municipal obligations	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 5.50%, 11-15-2054	3.2
U.S. Treasury Notes, 2.88%, 4-30-2029	2.2
U.S. Treasury Notes, 4.13%, 10-31-2029	2.0
U.S. Treasury Bonds, 1.88%, 2-15-2041	1.9
U.S. Treasury Bonds, 1.75%, 8-15-2041	1.7
FHLMC, 6.00%, 9-1-2054	1.7
GNMA, 6.50%, 11-15-2054	1.6
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.5
U.S. Treasury Notes, 2.88%, 5-15-2028	1.4
U.S. Treasury Notes, 1.25%, 4-30-2028	1.3

Material Fund Change [Text Block]
C000020333
Shareholder Report [Line Items]
Fund Name		Core Bond Fund
Class Name		Class A
Trading Symbol		MBFAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$35	0.68%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.68%
AssetsNet		$ 5,106,592,296
Holdings Count | Holding		1,057
Advisory Fees Paid, Amount		$ 7,167,331
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$5,106,592,296
# of portfolio holdings	1,057
Portfolio turnover rate	188%
Total advisory fees paid	$7,167,331Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	42.7
U.S. Treasury securities	23.6
Corporate bonds and notes	20.5
Asset-backed securities	7.6
Yankee corporate bonds and notes	3.0
Non-agency mortgage-backed securities	1.4
Yankee government bonds	0.9
Municipal obligations	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 5.50%, 11-15-2054	3.2
U.S. Treasury Notes, 2.88%, 4-30-2029	2.2
U.S. Treasury Notes, 4.13%, 10-31-2029	2.0
U.S. Treasury Bonds, 1.88%, 2-15-2041	1.9
U.S. Treasury Bonds, 1.75%, 8-15-2041	1.7
FHLMC, 6.00%, 9-1-2054	1.7
GNMA, 6.50%, 11-15-2054	1.6
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.5
U.S. Treasury Notes, 2.88%, 5-15-2028	1.4
U.S. Treasury Notes, 1.25%, 4-30-2028	1.3

Material Fund Change [Text Block]
C000020335
Shareholder Report [Line Items]
Fund Name		Core Bond Fund
Class Name		Class C
Trading Symbol		MBFCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$75	1.45%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		1.45%
AssetsNet		$ 5,106,592,296
Holdings Count | Holding		1,057
Advisory Fees Paid, Amount		$ 7,167,331
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$5,106,592,296
# of portfolio holdings	1,057
Portfolio turnover rate	188%
Total advisory fees paid	$7,167,331Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	42.7
U.S. Treasury securities	23.6
Corporate bonds and notes	20.5
Asset-backed securities	7.6
Yankee corporate bonds and notes	3.0
Non-agency mortgage-backed securities	1.4
Yankee government bonds	0.9
Municipal obligations	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 5.50%, 11-15-2054	3.2
U.S. Treasury Notes, 2.88%, 4-30-2029	2.2
U.S. Treasury Notes, 4.13%, 10-31-2029	2.0
U.S. Treasury Bonds, 1.88%, 2-15-2041	1.9
U.S. Treasury Bonds, 1.75%, 8-15-2041	1.7
FHLMC, 6.00%, 9-1-2054	1.7
GNMA, 6.50%, 11-15-2054	1.6
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.5
U.S. Treasury Notes, 2.88%, 5-15-2028	1.4
U.S. Treasury Notes, 1.25%, 4-30-2028	1.3

Material Fund Change [Text Block]
C000120078
Shareholder Report [Line Items]
Fund Name		Core Bond Fund
Class Name		Class R6
Trading Symbol		WTRIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$17	0.33%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.33%
AssetsNet		$ 5,106,592,296
Holdings Count | Holding		1,057
Advisory Fees Paid, Amount		$ 7,167,331
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$5,106,592,296
# of portfolio holdings	1,057
Portfolio turnover rate	188%
Total advisory fees paid	$7,167,331Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	42.7
U.S. Treasury securities	23.6
Corporate bonds and notes	20.5
Asset-backed securities	7.6
Yankee corporate bonds and notes	3.0
Non-agency mortgage-backed securities	1.4
Yankee government bonds	0.9
Municipal obligations	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 5.50%, 11-15-2054	3.2
U.S. Treasury Notes, 2.88%, 4-30-2029	2.2
U.S. Treasury Notes, 4.13%, 10-31-2029	2.0
U.S. Treasury Bonds, 1.88%, 2-15-2041	1.9
U.S. Treasury Bonds, 1.75%, 8-15-2041	1.7
FHLMC, 6.00%, 9-1-2054	1.7
GNMA, 6.50%, 11-15-2054	1.6
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.5
U.S. Treasury Notes, 2.88%, 5-15-2028	1.4
U.S. Treasury Notes, 1.25%, 4-30-2028	1.3

Material Fund Change [Text Block]
C000020337
Shareholder Report [Line Items]
Fund Name		Core Bond Fund
Class Name		Institutional Class
Trading Symbol		MBFIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.38%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.38%
AssetsNet		$ 5,106,592,296
Holdings Count | Holding		1,057
Advisory Fees Paid, Amount		$ 7,167,331
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$5,106,592,296
# of portfolio holdings	1,057
Portfolio turnover rate	188%
Total advisory fees paid	$7,167,331Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	42.7
U.S. Treasury securities	23.6
Corporate bonds and notes	20.5
Asset-backed securities	7.6
Yankee corporate bonds and notes	3.0
Non-agency mortgage-backed securities	1.4
Yankee government bonds	0.9
Municipal obligations	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 5.50%, 11-15-2054	3.2
U.S. Treasury Notes, 2.88%, 4-30-2029	2.2
U.S. Treasury Notes, 4.13%, 10-31-2029	2.0
U.S. Treasury Bonds, 1.88%, 2-15-2041	1.9
U.S. Treasury Bonds, 1.75%, 8-15-2041	1.7
FHLMC, 6.00%, 9-1-2054	1.7
GNMA, 6.50%, 11-15-2054	1.6
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.5
U.S. Treasury Notes, 2.88%, 5-15-2028	1.4
U.S. Treasury Notes, 1.25%, 4-30-2028	1.3

Material Fund Change [Text Block]
C000042911
Shareholder Report [Line Items]
Fund Name		Emerging Growth Fund
Class Name		Administrator Class
Trading Symbol		WFGDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Emerging Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$62	1.16%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the master portfolio.

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		1.16%
Material Change Date	May 01, 2024
AssetsNet		$ 278,460,824
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 171,526
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$278,460,824
# of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid	$171,526

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.7
Health care	25.9
Information technology	23.1
Consumer discretionary	10.7
Financials	5.5
Consumer staples	4.5
Materials	2.6
Communication services	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
Clearwater Analytics Holdings, Inc. Class A	2.4
Sterling Infrastructure, Inc.	2.3
AAON, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
CyberArk Software Ltd.	2.1
Glaukos Corp.	2.0
Parsons Corp.	2.0
CommVault Systems, Inc.	1.9

Material Fund Change Objectives [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Emerging Growth Portfolio. On September 13, 2024, the Fund began to invest substantially all of its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000064993
Shareholder Report [Line Items]
Fund Name		Emerging Growth Fund
Class Name		Class A
Trading Symbol		WEMAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Emerging Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$66	1.23%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the master portfolio.

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		1.23%
Material Change Date	May 01, 2024
AssetsNet		$ 278,460,824
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 171,526
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$278,460,824
# of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid	$171,526

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.7
Health care	25.9
Information technology	23.1
Consumer discretionary	10.7
Financials	5.5
Consumer staples	4.5
Materials	2.6
Communication services	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
Clearwater Analytics Holdings, Inc. Class A	2.4
Sterling Infrastructure, Inc.	2.3
AAON, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
CyberArk Software Ltd.	2.1
Glaukos Corp.	2.0
Parsons Corp.	2.0
CommVault Systems, Inc.	1.9

Material Fund Change Objectives [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Emerging Growth Portfolio. On September 13, 2024, the Fund began to invest substantially all of its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000064994
Shareholder Report [Line Items]
Fund Name		Emerging Growth Fund
Class Name		Class C
Trading Symbol		WEMCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Emerging Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$105	1.98%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the master portfolio.

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		1.98%
Material Change Date	May 01, 2024
AssetsNet		$ 278,460,824
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 171,526
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$278,460,824
# of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid	$171,526

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.7
Health care	25.9
Information technology	23.1
Consumer discretionary	10.7
Financials	5.5
Consumer staples	4.5
Materials	2.6
Communication services	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
Clearwater Analytics Holdings, Inc. Class A	2.4
Sterling Infrastructure, Inc.	2.3
AAON, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
CyberArk Software Ltd.	2.1
Glaukos Corp.	2.0
Parsons Corp.	2.0
CommVault Systems, Inc.	1.9

Material Fund Change Objectives [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Emerging Growth Portfolio. On September 13, 2024, the Fund began to invest substantially all of its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000205249
Shareholder Report [Line Items]
Fund Name		Emerging Growth Fund
Class Name		Class R6
Trading Symbol		WEGRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Emerging Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.81%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the master portfolio.

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.81%
Material Change Date	May 01, 2024
AssetsNet		$ 278,460,824
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 171,526
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$278,460,824
# of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid	$171,526

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.7
Health care	25.9
Information technology	23.1
Consumer discretionary	10.7
Financials	5.5
Consumer staples	4.5
Materials	2.6
Communication services	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
Clearwater Analytics Holdings, Inc. Class A	2.4
Sterling Infrastructure, Inc.	2.3
AAON, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
CyberArk Software Ltd.	2.1
Glaukos Corp.	2.0
Parsons Corp.	2.0
CommVault Systems, Inc.	1.9

Material Fund Change Objectives [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Emerging Growth Portfolio. On September 13, 2024, the Fund began to invest substantially all of its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000064995
Shareholder Report [Line Items]
Fund Name		Emerging Growth Fund
Class Name		Institutional Class
Trading Symbol		WEMIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Emerging Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.90%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the master portfolio.

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.90%
Material Change Date	May 01, 2024
AssetsNet		$ 278,460,824
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 171,526
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$278,460,824
# of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid	$171,526

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.7
Health care	25.9
Information technology	23.1
Consumer discretionary	10.7
Financials	5.5
Consumer staples	4.5
Materials	2.6
Communication services	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
Clearwater Analytics Holdings, Inc. Class A	2.4
Sterling Infrastructure, Inc.	2.3
AAON, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
CyberArk Software Ltd.	2.1
Glaukos Corp.	2.0
Parsons Corp.	2.0
CommVault Systems, Inc.	1.9

Material Fund Change Objectives [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Emerging Growth Portfolio. On September 13, 2024, the Fund began to invest substantially all of its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000019961
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Administrator Class
Trading Symbol		CBLLX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Large Cap Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$49	0.92%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.92%
AssetsNet		$ 178,305,338
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 346,939
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$178,305,338
# of portfolio holdings	46
Portfolio turnover rate	15%
Total advisory fees paid	$346,939Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.5
Industrials	16.7
Health care	13.7
Information technology	10.6
Consumer staples	8.8
Energy	6.7
Real estate	5.4
Consumer discretionary	5.3
Materials	4.2
Communication services	4.0
Utilities	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.0
Canadian Pacific Kansas City Ltd.	3.7
Berkshire Hathaway, Inc. Class B	3.6
Citigroup, Inc.	3.6
CBRE Group, Inc. Class A	3.5
AerCap Holdings NV	3.4
Intercontinental Exchange, Inc.	3.1
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	3.0
Bank of America Corp.	3.0

Material Fund Change [Text Block]
C000019957
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class A
Trading Symbol		CBEAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Large Cap Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$53	0.99%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.99%
AssetsNet		$ 178,305,338
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 346,939
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$178,305,338
# of portfolio holdings	46
Portfolio turnover rate	15%
Total advisory fees paid	$346,939Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.5
Industrials	16.7
Health care	13.7
Information technology	10.6
Consumer staples	8.8
Energy	6.7
Real estate	5.4
Consumer discretionary	5.3
Materials	4.2
Communication services	4.0
Utilities	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.0
Canadian Pacific Kansas City Ltd.	3.7
Berkshire Hathaway, Inc. Class B	3.6
Citigroup, Inc.	3.6
CBRE Group, Inc. Class A	3.5
AerCap Holdings NV	3.4
Intercontinental Exchange, Inc.	3.1
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	3.0
Bank of America Corp.	3.0

Material Fund Change [Text Block]
C000019959
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class C
Trading Symbol		CBECX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Large Cap Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$92	1.74%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		1.74%
AssetsNet		$ 178,305,338
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 346,939
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$178,305,338
# of portfolio holdings	46
Portfolio turnover rate	15%
Total advisory fees paid	$346,939Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.5
Industrials	16.7
Health care	13.7
Information technology	10.6
Consumer staples	8.8
Energy	6.7
Real estate	5.4
Consumer discretionary	5.3
Materials	4.2
Communication services	4.0
Utilities	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.0
Canadian Pacific Kansas City Ltd.	3.7
Berkshire Hathaway, Inc. Class B	3.6
Citigroup, Inc.	3.6
CBRE Group, Inc. Class A	3.5
AerCap Holdings NV	3.4
Intercontinental Exchange, Inc.	3.1
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	3.0
Bank of America Corp.	3.0

Material Fund Change [Text Block]
C000176621
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class R6
Trading Symbol		CBEJX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Large Cap Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$30	0.56%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.56%
AssetsNet		$ 178,305,338
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 346,939
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$178,305,338
# of portfolio holdings	46
Portfolio turnover rate	15%
Total advisory fees paid	$346,939Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.5
Industrials	16.7
Health care	13.7
Information technology	10.6
Consumer staples	8.8
Energy	6.7
Real estate	5.4
Consumer discretionary	5.3
Materials	4.2
Communication services	4.0
Utilities	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.0
Canadian Pacific Kansas City Ltd.	3.7
Berkshire Hathaway, Inc. Class B	3.6
Citigroup, Inc.	3.6
CBRE Group, Inc. Class A	3.5
AerCap Holdings NV	3.4
Intercontinental Exchange, Inc.	3.1
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	3.0
Bank of America Corp.	3.0

Material Fund Change [Text Block]
C000019962
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Institutional Class
Trading Symbol		CBLSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Large Cap Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.67%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.67%
AssetsNet		$ 178,305,338
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 346,939
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$178,305,338
# of portfolio holdings	46
Portfolio turnover rate	15%
Total advisory fees paid	$346,939Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.5
Industrials	16.7
Health care	13.7
Information technology	10.6
Consumer staples	8.8
Energy	6.7
Real estate	5.4
Consumer discretionary	5.3
Materials	4.2
Communication services	4.0
Utilities	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.0
Canadian Pacific Kansas City Ltd.	3.7
Berkshire Hathaway, Inc. Class B	3.6
Citigroup, Inc.	3.6
CBRE Group, Inc. Class A	3.5
AerCap Holdings NV	3.4
Intercontinental Exchange, Inc.	3.1
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	3.0
Bank of America Corp.	3.0

Material Fund Change [Text Block]
C000020324
Shareholder Report [Line Items]
Fund Name		Real Return Fund
Class Name		Administrator Class
Trading Symbol		IPBIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Real Return Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$32	0.60%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.60%
AssetsNet		$ 85,847,212
Holdings Count | Holding		443
Advisory Fees Paid, Amount		$ 26,521
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$85,847,212
# of portfolio holdings	443
Portfolio turnover rate	25%
Total advisory fees paid	$26,521Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.9
U.S. Treasury securities	32.7
Corporate bonds and notes	11.0
Investment companies	5.6
Yankee corporate bonds and notes	1.4
Loans	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares J.P. Morgan USD Emerging Markets Bond ETF	3.4
TIPS, 0.13%, 4-15-2026	2.0
TIPS, 0.13%, 1-15-2030	1.9
TIPS, 1.38%, 7-15-2033	1.8
TIPS, 1.63%, 10-15-2027	1.7
TIPS, 0.13%, 7-15-2026	1.7
TIPS, 0.13%, 7-15-2030	1.7
TIPS, 0.63%, 1-15-2026	1.5
TIPS, 0.88%, 1-15-2029	1.1
Microsoft Corp.	1.0

Material Fund Change [Text Block]
C000020321
Shareholder Report [Line Items]
Fund Name		Real Return Fund
Class Name		Class A
Trading Symbol		IPBAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Real Return Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.77%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.77%
AssetsNet		$ 85,847,212
Holdings Count | Holding		443
Advisory Fees Paid, Amount		$ 26,521
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$85,847,212
# of portfolio holdings	443
Portfolio turnover rate	25%
Total advisory fees paid	$26,521Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.9
U.S. Treasury securities	32.7
Corporate bonds and notes	11.0
Investment companies	5.6
Yankee corporate bonds and notes	1.4
Loans	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares J.P. Morgan USD Emerging Markets Bond ETF	3.4
TIPS, 0.13%, 4-15-2026	2.0
TIPS, 0.13%, 1-15-2030	1.9
TIPS, 1.38%, 7-15-2033	1.8
TIPS, 1.63%, 10-15-2027	1.7
TIPS, 0.13%, 7-15-2026	1.7
TIPS, 0.13%, 7-15-2030	1.7
TIPS, 0.63%, 1-15-2026	1.5
TIPS, 0.88%, 1-15-2029	1.1
Microsoft Corp.	1.0

Material Fund Change [Text Block]
C000020323
Shareholder Report [Line Items]
Fund Name		Real Return Fund
Class Name		Class C
Trading Symbol		IPBCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Real Return Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.52%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		1.52%
AssetsNet		$ 85,847,212
Holdings Count | Holding		443
Advisory Fees Paid, Amount		$ 26,521
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$85,847,212
# of portfolio holdings	443
Portfolio turnover rate	25%
Total advisory fees paid	$26,521Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.9
U.S. Treasury securities	32.7
Corporate bonds and notes	11.0
Investment companies	5.6
Yankee corporate bonds and notes	1.4
Loans	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares J.P. Morgan USD Emerging Markets Bond ETF	3.4
TIPS, 0.13%, 4-15-2026	2.0
TIPS, 0.13%, 1-15-2030	1.9
TIPS, 1.38%, 7-15-2033	1.8
TIPS, 1.63%, 10-15-2027	1.7
TIPS, 0.13%, 7-15-2026	1.7
TIPS, 0.13%, 7-15-2030	1.7
TIPS, 0.63%, 1-15-2026	1.5
TIPS, 0.88%, 1-15-2029	1.1
Microsoft Corp.	1.0

Material Fund Change [Text Block]
C000176626
Shareholder Report [Line Items]
Fund Name		Real Return Fund
Class Name		Class R6
Trading Symbol		IPBJX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Real Return Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.40%
AssetsNet		$ 85,847,212
Holdings Count | Holding		443
Advisory Fees Paid, Amount		$ 26,521
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$85,847,212
# of portfolio holdings	443
Portfolio turnover rate	25%
Total advisory fees paid	$26,521Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.9
U.S. Treasury securities	32.7
Corporate bonds and notes	11.0
Investment companies	5.6
Yankee corporate bonds and notes	1.4
Loans	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares J.P. Morgan USD Emerging Markets Bond ETF	3.4
TIPS, 0.13%, 4-15-2026	2.0
TIPS, 0.13%, 1-15-2030	1.9
TIPS, 1.38%, 7-15-2033	1.8
TIPS, 1.63%, 10-15-2027	1.7
TIPS, 0.13%, 7-15-2026	1.7
TIPS, 0.13%, 7-15-2030	1.7
TIPS, 0.63%, 1-15-2026	1.5
TIPS, 0.88%, 1-15-2029	1.1
Microsoft Corp.	1.0

Material Fund Change [Text Block]
C000176627
Shareholder Report [Line Items]
Fund Name		Real Return Fund
Class Name		Institutional Class
Trading Symbol		IPBNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Real Return Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.45%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.45%
AssetsNet		$ 85,847,212
Holdings Count | Holding		443
Advisory Fees Paid, Amount		$ 26,521
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$85,847,212
# of portfolio holdings	443
Portfolio turnover rate	25%
Total advisory fees paid	$26,521Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.9
U.S. Treasury securities	32.7
Corporate bonds and notes	11.0
Investment companies	5.6
Yankee corporate bonds and notes	1.4
Loans	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares J.P. Morgan USD Emerging Markets Bond ETF	3.4
TIPS, 0.13%, 4-15-2026	2.0
TIPS, 0.13%, 1-15-2030	1.9
TIPS, 1.38%, 7-15-2033	1.8
TIPS, 1.63%, 10-15-2027	1.7
TIPS, 0.13%, 7-15-2026	1.7
TIPS, 0.13%, 7-15-2030	1.7
TIPS, 0.63%, 1-15-2026	1.5
TIPS, 0.88%, 1-15-2029	1.1
Microsoft Corp.	1.0

Material Fund Change [Text Block]
C000020215
Shareholder Report [Line Items]
Fund Name		Small Company Growth Fund
Class Name		Administrator Class
Trading Symbol		NVSCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	1.19%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		1.19%
Material Change Date	May 01, 2024
AssetsNet		$ 540,195,482
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 2,114,992
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$540,195,482
# of portfolio holdings	127
Portfolio turnover rate	22%
Total advisory fees paid	$2,114,992Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.1
Health care	23.2
Information technology	22.2
Financials	12.8
Consumer discretionary	9.4
Consumer staples	3.4
Materials	2.3
Energy	1.5
Real estate	0.7
Communication services	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

PTC, Inc.	1.8
ICF International, Inc.	1.6
Element Solutions, Inc.	1.5
Baldwin Insurance Group, Inc. Class A	1.5
SS&C Technologies Holdings, Inc.	1.4
Avantor, Inc.	1.4
Box, Inc. Class A	1.4
KBR, Inc.	1.3
Stifel Financial Corp.	1.3
Performance Food Group Co.	1.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000020212
Shareholder Report [Line Items]
Fund Name		Small Company Growth Fund
Class Name		Class A
Trading Symbol		WFSAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$66	1.28%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		1.28%
Material Change Date	May 01, 2024
AssetsNet		$ 540,195,482
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 2,114,992
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$540,195,482
# of portfolio holdings	127
Portfolio turnover rate	22%
Total advisory fees paid	$2,114,992Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.1
Health care	23.2
Information technology	22.2
Financials	12.8
Consumer discretionary	9.4
Consumer staples	3.4
Materials	2.3
Energy	1.5
Real estate	0.7
Communication services	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

PTC, Inc.	1.8
ICF International, Inc.	1.6
Element Solutions, Inc.	1.5
Baldwin Insurance Group, Inc. Class A	1.5
SS&C Technologies Holdings, Inc.	1.4
Avantor, Inc.	1.4
Box, Inc. Class A	1.4
KBR, Inc.	1.3
Stifel Financial Corp.	1.3
Performance Food Group Co.	1.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000020214
Shareholder Report [Line Items]
Fund Name		Small Company Growth Fund
Class Name		Class C
Trading Symbol		WSMCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$104	2.03%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		2.03%
Material Change Date	May 01, 2024
AssetsNet		$ 540,195,482
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 2,114,992
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$540,195,482
# of portfolio holdings	127
Portfolio turnover rate	22%
Total advisory fees paid	$2,114,992Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.1
Health care	23.2
Information technology	22.2
Financials	12.8
Consumer discretionary	9.4
Consumer staples	3.4
Materials	2.3
Energy	1.5
Real estate	0.7
Communication services	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

PTC, Inc.	1.8
ICF International, Inc.	1.6
Element Solutions, Inc.	1.5
Baldwin Insurance Group, Inc. Class A	1.5
SS&C Technologies Holdings, Inc.	1.4
Avantor, Inc.	1.4
Box, Inc. Class A	1.4
KBR, Inc.	1.3
Stifel Financial Corp.	1.3
Performance Food Group Co.	1.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000150667
Shareholder Report [Line Items]
Fund Name		Small Company Growth Fund
Class Name		Class R6
Trading Symbol		WSCRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$44	0.86%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.86%
Material Change Date	May 01, 2024
AssetsNet		$ 540,195,482
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 2,114,992
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$540,195,482
# of portfolio holdings	127
Portfolio turnover rate	22%
Total advisory fees paid	$2,114,992Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.1
Health care	23.2
Information technology	22.2
Financials	12.8
Consumer discretionary	9.4
Consumer staples	3.4
Materials	2.3
Energy	1.5
Real estate	0.7
Communication services	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

PTC, Inc.	1.8
ICF International, Inc.	1.6
Element Solutions, Inc.	1.5
Baldwin Insurance Group, Inc. Class A	1.5
SS&C Technologies Holdings, Inc.	1.4
Avantor, Inc.	1.4
Box, Inc. Class A	1.4
KBR, Inc.	1.3
Stifel Financial Corp.	1.3
Performance Food Group Co.	1.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000064972
Shareholder Report [Line Items]
Fund Name		Small Company Growth Fund
Class Name		Institutional Class
Trading Symbol		WSCGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.94%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.94%
Material Change Date	May 01, 2024
AssetsNet		$ 540,195,482
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 2,114,992
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$540,195,482
# of portfolio holdings	127
Portfolio turnover rate	22%
Total advisory fees paid	$2,114,992Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.1
Health care	23.2
Information technology	22.2
Financials	12.8
Consumer discretionary	9.4
Consumer staples	3.4
Materials	2.3
Energy	1.5
Real estate	0.7
Communication services	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

PTC, Inc.	1.8
ICF International, Inc.	1.6
Element Solutions, Inc.	1.5
Baldwin Insurance Group, Inc. Class A	1.5
SS&C Technologies Holdings, Inc.	1.4
Avantor, Inc.	1.4
Box, Inc. Class A	1.4
KBR, Inc.	1.3
Stifel Financial Corp.	1.3
Performance Food Group Co.	1.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000020239
Shareholder Report [Line Items]
Fund Name		Small Company Value Fund
Class Name		Administrator Class
Trading Symbol		SCVIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$55	1.05%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		1.05%
AssetsNet		$ 653,385,879
Holdings Count | Holding		160
Advisory Fees Paid, Amount		$ 2,180,551
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$653,385,879
# of portfolio holdings	160
Portfolio turnover rate	61%
Total advisory fees paid	$2,180,551Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	27.9
Industrials	21.3
Consumer discretionary	11.8
Health care	8.4
Real estate	6.8
Information technology	6.7
Energy	6.3
Materials	5.7
Consumer staples	3.1
Communication services	1.1
Utilities	0.8
Other	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Piper Sandler Cos.	1.4
Stifel Financial Corp.	1.4
Wintrust Financial Corp.	1.4
Ameris Bancorp	1.4
Unum Group	1.3
Synovus Financial Corp.	1.3
Atlantic Union Bankshares Corp.	1.3
Jackson Financial, Inc. Class A	1.3
Walker & Dunlop, Inc.	1.3
FB Financial Corp.	1.3

Material Fund Change [Text Block]
C000020236
Shareholder Report [Line Items]
Fund Name		Small Company Value Fund
Class Name		Class A
Trading Symbol		SCVAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$60	1.15%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		1.15%
AssetsNet		$ 653,385,879
Holdings Count | Holding		160
Advisory Fees Paid, Amount		$ 2,180,551
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$653,385,879
# of portfolio holdings	160
Portfolio turnover rate	61%
Total advisory fees paid	$2,180,551Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	27.9
Industrials	21.3
Consumer discretionary	11.8
Health care	8.4
Real estate	6.8
Information technology	6.7
Energy	6.3
Materials	5.7
Consumer staples	3.1
Communication services	1.1
Utilities	0.8
Other	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Piper Sandler Cos.	1.4
Stifel Financial Corp.	1.4
Wintrust Financial Corp.	1.4
Ameris Bancorp	1.4
Unum Group	1.3
Synovus Financial Corp.	1.3
Atlantic Union Bankshares Corp.	1.3
Jackson Financial, Inc. Class A	1.3
Walker & Dunlop, Inc.	1.3
FB Financial Corp.	1.3

Material Fund Change [Text Block]
C000020238
Shareholder Report [Line Items]
Fund Name		Small Company Value Fund
Class Name		Class C
Trading Symbol		SCVFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$100	1.90%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		1.90%
AssetsNet		$ 653,385,879
Holdings Count | Holding		160
Advisory Fees Paid, Amount		$ 2,180,551
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$653,385,879
# of portfolio holdings	160
Portfolio turnover rate	61%
Total advisory fees paid	$2,180,551Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	27.9
Industrials	21.3
Consumer discretionary	11.8
Health care	8.4
Real estate	6.8
Information technology	6.7
Energy	6.3
Materials	5.7
Consumer staples	3.1
Communication services	1.1
Utilities	0.8
Other	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Piper Sandler Cos.	1.4
Stifel Financial Corp.	1.4
Wintrust Financial Corp.	1.4
Ameris Bancorp	1.4
Unum Group	1.3
Synovus Financial Corp.	1.3
Atlantic Union Bankshares Corp.	1.3
Jackson Financial, Inc. Class A	1.3
Walker & Dunlop, Inc.	1.3
FB Financial Corp.	1.3

Material Fund Change [Text Block]
C000176624
Shareholder Report [Line Items]
Fund Name		Small Company Value Fund
Class Name		Class R6
Trading Symbol		SCVJX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$39	0.75%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.75%
AssetsNet		$ 653,385,879
Holdings Count | Holding		160
Advisory Fees Paid, Amount		$ 2,180,551
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$653,385,879
# of portfolio holdings	160
Portfolio turnover rate	61%
Total advisory fees paid	$2,180,551Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	27.9
Industrials	21.3
Consumer discretionary	11.8
Health care	8.4
Real estate	6.8
Information technology	6.7
Energy	6.3
Materials	5.7
Consumer staples	3.1
Communication services	1.1
Utilities	0.8
Other	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Piper Sandler Cos.	1.4
Stifel Financial Corp.	1.4
Wintrust Financial Corp.	1.4
Ameris Bancorp	1.4
Unum Group	1.3
Synovus Financial Corp.	1.3
Atlantic Union Bankshares Corp.	1.3
Jackson Financial, Inc. Class A	1.3
Walker & Dunlop, Inc.	1.3
FB Financial Corp.	1.3

Material Fund Change [Text Block]
C000092788
Shareholder Report [Line Items]
Fund Name		Small Company Value Fund
Class Name		Institutional Class
Trading Symbol		SCVNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$45	0.85%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.85%
AssetsNet		$ 653,385,879
Holdings Count | Holding		160
Advisory Fees Paid, Amount		$ 2,180,551
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$653,385,879
# of portfolio holdings	160
Portfolio turnover rate	61%
Total advisory fees paid	$2,180,551Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	27.9
Industrials	21.3
Consumer discretionary	11.8
Health care	8.4
Real estate	6.8
Information technology	6.7
Energy	6.3
Materials	5.7
Consumer staples	3.1
Communication services	1.1
Utilities	0.8
Other	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Piper Sandler Cos.	1.4
Stifel Financial Corp.	1.4
Wintrust Financial Corp.	1.4
Ameris Bancorp	1.4
Unum Group	1.3
Synovus Financial Corp.	1.3
Atlantic Union Bankshares Corp.	1.3
Jackson Financial, Inc. Class A	1.3
Walker & Dunlop, Inc.	1.3
FB Financial Corp.	1.3

Material Fund Change [Text Block]
C000110556
Shareholder Report [Line Items]
Fund Name		Absolute Return Fund
Class Name		Administrator Class
Trading Symbol		WARDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Absolute Return Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$29	0.57%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.57%
AssetsNet		$ 592,451,282
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 700,458
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$592,451,282
# of portfolio holdings	11
Portfolio turnover rate	12%
Total advisory fees paid	$700,458Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	36.0
Global equities	27.2
Alternative investments	23.4
Global high-yield credit	8.4
Global investment-grade credit	5.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	49.4
Allspring Alternative Risk Premia Fund Class R6	13.3
Allspring Disciplined Large Cap Portfolio	10.1
Allspring Income Plus Fund Institutional Class	8.4
Allspring Disciplined International Developed Markets Portfolio	6.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6
Allspring Short-Term High Income Fund Institutional Class	2.8
Allspring Emerging Markets Equity Income Fund Class R6	2.1
Allspring Special International Small Cap Fund Class R6	2.0
Allspring Special Mid Cap Value Fund Class R6	1.0

Material Fund Change [Text Block]
C000110554
Shareholder Report [Line Items]
Fund Name		Absolute Return Fund
Class Name		Class A
Trading Symbol		WARAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Absolute Return Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$36	0.70%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.70%
AssetsNet		$ 592,451,282
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 700,458
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$592,451,282
# of portfolio holdings	11
Portfolio turnover rate	12%
Total advisory fees paid	$700,458Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	36.0
Global equities	27.2
Alternative investments	23.4
Global high-yield credit	8.4
Global investment-grade credit	5.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	49.4
Allspring Alternative Risk Premia Fund Class R6	13.3
Allspring Disciplined Large Cap Portfolio	10.1
Allspring Income Plus Fund Institutional Class	8.4
Allspring Disciplined International Developed Markets Portfolio	6.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6
Allspring Short-Term High Income Fund Institutional Class	2.8
Allspring Emerging Markets Equity Income Fund Class R6	2.1
Allspring Special International Small Cap Fund Class R6	2.0
Allspring Special Mid Cap Value Fund Class R6	1.0

Material Fund Change [Text Block]
C000110555
Shareholder Report [Line Items]
Fund Name		Absolute Return Fund
Class Name		Class C
Trading Symbol		WARCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Absolute Return Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$75	1.45%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		1.45%
AssetsNet		$ 592,451,282
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 700,458
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$592,451,282
# of portfolio holdings	11
Portfolio turnover rate	12%
Total advisory fees paid	$700,458Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	36.0
Global equities	27.2
Alternative investments	23.4
Global high-yield credit	8.4
Global investment-grade credit	5.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	49.4
Allspring Alternative Risk Premia Fund Class R6	13.3
Allspring Disciplined Large Cap Portfolio	10.1
Allspring Income Plus Fund Institutional Class	8.4
Allspring Disciplined International Developed Markets Portfolio	6.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6
Allspring Short-Term High Income Fund Institutional Class	2.8
Allspring Emerging Markets Equity Income Fund Class R6	2.1
Allspring Special International Small Cap Fund Class R6	2.0
Allspring Special Mid Cap Value Fund Class R6	1.0

Material Fund Change [Text Block]
C000150671
Shareholder Report [Line Items]
Fund Name		Absolute Return Fund
Class Name		Class R6
Trading Symbol		WARRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Absolute Return Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$14	0.28%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.28%
AssetsNet		$ 592,451,282
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 700,458
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$592,451,282
# of portfolio holdings	11
Portfolio turnover rate	12%
Total advisory fees paid	$700,458Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	36.0
Global equities	27.2
Alternative investments	23.4
Global high-yield credit	8.4
Global investment-grade credit	5.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	49.4
Allspring Alternative Risk Premia Fund Class R6	13.3
Allspring Disciplined Large Cap Portfolio	10.1
Allspring Income Plus Fund Institutional Class	8.4
Allspring Disciplined International Developed Markets Portfolio	6.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6
Allspring Short-Term High Income Fund Institutional Class	2.8
Allspring Emerging Markets Equity Income Fund Class R6	2.1
Allspring Special International Small Cap Fund Class R6	2.0
Allspring Special Mid Cap Value Fund Class R6	1.0

Material Fund Change [Text Block]
C000123115
Shareholder Report [Line Items]
Fund Name		Absolute Return Fund
Class Name		Institutional Class
Trading Symbol		WABIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Absolute Return Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$17	0.33%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.33%
AssetsNet		$ 592,451,282
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 700,458
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$592,451,282
# of portfolio holdings	11
Portfolio turnover rate	12%
Total advisory fees paid	$700,458Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	36.0
Global equities	27.2
Alternative investments	23.4
Global high-yield credit	8.4
Global investment-grade credit	5.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	49.4
Allspring Alternative Risk Premia Fund Class R6	13.3
Allspring Disciplined Large Cap Portfolio	10.1
Allspring Income Plus Fund Institutional Class	8.4
Allspring Disciplined International Developed Markets Portfolio	6.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6
Allspring Short-Term High Income Fund Institutional Class	2.8
Allspring Emerging Markets Equity Income Fund Class R6	2.1
Allspring Special International Small Cap Fund Class R6	2.0
Allspring Special Mid Cap Value Fund Class R6	1.0

Material Fund Change [Text Block]
C000089555
Shareholder Report [Line Items]
Fund Name		Asset Allocation Fund
Class Name		Administrator Class
Trading Symbol		EAIFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Asset Allocation Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$43	0.83%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.83%
Material Change Date	May 01, 2024
AssetsNet		$ 1,498,370,853
Holdings Count | Holding		31
Advisory Fees Paid, Amount		$ 1,208,465
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,498,370,853
# of portfolio holdings	31
Portfolio turnover rate	43%
Total advisory fees paid	$1,208,465

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	65.0	0.0
Bonds	35.0	41.5
Effective cash	0.0	(11.0)
U.S. stocks	0.0	49.5
Int'l stocks	0.0	20.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Managed Fixed Income Portfolio	22.3
Allspring Disciplined U.S. Core Fund Class R6	13.7
Allspring Large Company Value Portfolio	11.7
Allspring Disciplined International Developed Markets Portfolio	10.1
Allspring Diversified Large Cap Growth Portfolio	8.3
Allspring Core Bond Portfolio	6.2
iShares Core MSCI EAFE ETF	3.9
Allspring Real Return Portfolio	3.5
Allspring Large Cap Value Portfolio	3.5
iShares Russell 1000 Growth ETF	2.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

Material Fund Change Strategies [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000089552
Shareholder Report [Line Items]
Fund Name		Asset Allocation Fund
Class Name		Class A
Trading Symbol		EAAFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Asset Allocation Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$49	0.93%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.93%
Material Change Date	May 01, 2024
AssetsNet		$ 1,498,370,853
Holdings Count | Holding		31
Advisory Fees Paid, Amount		$ 1,208,465
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,498,370,853
# of portfolio holdings	31
Portfolio turnover rate	43%
Total advisory fees paid	$1,208,465

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	65.0	0.0
Bonds	35.0	41.5
Effective cash	0.0	(11.0)
U.S. stocks	0.0	49.5
Int'l stocks	0.0	20.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Managed Fixed Income Portfolio	22.3
Allspring Disciplined U.S. Core Fund Class R6	13.7
Allspring Large Company Value Portfolio	11.7
Allspring Disciplined International Developed Markets Portfolio	10.1
Allspring Diversified Large Cap Growth Portfolio	8.3
Allspring Core Bond Portfolio	6.2
iShares Core MSCI EAFE ETF	3.9
Allspring Real Return Portfolio	3.5
Allspring Large Cap Value Portfolio	3.5
iShares Russell 1000 Growth ETF	2.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

Material Fund Change Strategies [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000089554
Shareholder Report [Line Items]
Fund Name		Asset Allocation Fund
Class Name		Class C
Trading Symbol		EACFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Asset Allocation Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$88	1.68%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		1.68%
Material Change Date	May 01, 2024
AssetsNet		$ 1,498,370,853
Holdings Count | Holding		31
Advisory Fees Paid, Amount		$ 1,208,465
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,498,370,853
# of portfolio holdings	31
Portfolio turnover rate	43%
Total advisory fees paid	$1,208,465

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	65.0	0.0
Bonds	35.0	41.5
Effective cash	0.0	(11.0)
U.S. stocks	0.0	49.5
Int'l stocks	0.0	20.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Managed Fixed Income Portfolio	22.3
Allspring Disciplined U.S. Core Fund Class R6	13.7
Allspring Large Company Value Portfolio	11.7
Allspring Disciplined International Developed Markets Portfolio	10.1
Allspring Diversified Large Cap Growth Portfolio	8.3
Allspring Core Bond Portfolio	6.2
iShares Core MSCI EAFE ETF	3.9
Allspring Real Return Portfolio	3.5
Allspring Large Cap Value Portfolio	3.5
iShares Russell 1000 Growth ETF	2.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

Material Fund Change Strategies [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000123113
Shareholder Report [Line Items]
Fund Name		Asset Allocation Fund
Class Name		Institutional Class
Trading Symbol		EAAIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Asset Allocation Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$32	0.61%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.61%
Material Change Date	May 01, 2024
AssetsNet		$ 1,498,370,853
Holdings Count | Holding		31
Advisory Fees Paid, Amount		$ 1,208,465
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,498,370,853
# of portfolio holdings	31
Portfolio turnover rate	43%
Total advisory fees paid	$1,208,465

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	65.0	0.0
Bonds	35.0	41.5
Effective cash	0.0	(11.0)
U.S. stocks	0.0	49.5
Int'l stocks	0.0	20.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Managed Fixed Income Portfolio	22.3
Allspring Disciplined U.S. Core Fund Class R6	13.7
Allspring Large Company Value Portfolio	11.7
Allspring Disciplined International Developed Markets Portfolio	10.1
Allspring Diversified Large Cap Growth Portfolio	8.3
Allspring Core Bond Portfolio	6.2
iShares Core MSCI EAFE ETF	3.9
Allspring Real Return Portfolio	3.5
Allspring Large Cap Value Portfolio	3.5
iShares Russell 1000 Growth ETF	2.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

Material Fund Change Strategies [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000230176
Shareholder Report [Line Items]
Fund Name		Spectrum Aggressive Growth Fund
Class Name		Administrator Class
Trading Symbol		WEADX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.67%
Material Change Date	May 01, 2024
AssetsNet		$ 495,319,894
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 614,840
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$495,319,894
# of portfolio holdings	27
Portfolio turnover rate	16%
Total advisory fees paid	$614,840

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
U.S. large cap equities	60.0	67.5
International developed equities	22.5	22.5
U.S. small cap equities	10.0	7.0
Emerging markets equities	7.5	7.5
Effective cash	0.0	(11.0)
Alternative investments	0.0	6.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.1
iShares Core S&P 500 ETF	21.0
iShares Core MSCI EAFE ETF	12.2
Allspring Disciplined International Developed Markets Portfolio	9.7
iShares Core MSCI Emerging Markets ETF	4.4
Allspring Special Large Cap Value Fund Class R6	4.0
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	3.0
Allspring Disciplined Small Cap Fund Class R6	3.0
Allspring Emerging Markets Equity Fund Class R6	2.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000176113
Shareholder Report [Line Items]
Fund Name		Spectrum Aggressive Growth Fund
Class Name		Class A
Trading Symbol		WEAFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.74%
Material Change Date	May 01, 2024
AssetsNet		$ 495,319,894
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 614,840
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$495,319,894
# of portfolio holdings	27
Portfolio turnover rate	16%
Total advisory fees paid	$614,840

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
U.S. large cap equities	60.0	67.5
International developed equities	22.5	22.5
U.S. small cap equities	10.0	7.0
Emerging markets equities	7.5	7.5
Effective cash	0.0	(11.0)
Alternative investments	0.0	6.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.1
iShares Core S&P 500 ETF	21.0
iShares Core MSCI EAFE ETF	12.2
Allspring Disciplined International Developed Markets Portfolio	9.7
iShares Core MSCI Emerging Markets ETF	4.4
Allspring Special Large Cap Value Fund Class R6	4.0
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	3.0
Allspring Disciplined Small Cap Fund Class R6	3.0
Allspring Emerging Markets Equity Fund Class R6	2.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000176114
Shareholder Report [Line Items]
Fund Name		Spectrum Aggressive Growth Fund
Class Name		Class C
Trading Symbol		WEACX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$78	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		1.49%
Material Change Date	May 01, 2024
AssetsNet		$ 495,319,894
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 614,840
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$495,319,894
# of portfolio holdings	27
Portfolio turnover rate	16%
Total advisory fees paid	$614,840

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
U.S. large cap equities	60.0	67.5
International developed equities	22.5	22.5
U.S. small cap equities	10.0	7.0
Emerging markets equities	7.5	7.5
Effective cash	0.0	(11.0)
Alternative investments	0.0	6.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.1
iShares Core S&P 500 ETF	21.0
iShares Core MSCI EAFE ETF	12.2
Allspring Disciplined International Developed Markets Portfolio	9.7
iShares Core MSCI Emerging Markets ETF	4.4
Allspring Special Large Cap Value Fund Class R6	4.0
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	3.0
Allspring Disciplined Small Cap Fund Class R6	3.0
Allspring Emerging Markets Equity Fund Class R6	2.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000205242
Shareholder Report [Line Items]
Fund Name		Spectrum Aggressive Growth Fund
Class Name		Institutional Class
Trading Symbol		WEAYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.42%
Material Change Date	May 01, 2024
AssetsNet		$ 495,319,894
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 614,840
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$495,319,894
# of portfolio holdings	27
Portfolio turnover rate	16%
Total advisory fees paid	$614,840

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
U.S. large cap equities	60.0	67.5
International developed equities	22.5	22.5
U.S. small cap equities	10.0	7.0
Emerging markets equities	7.5	7.5
Effective cash	0.0	(11.0)
Alternative investments	0.0	6.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.1
iShares Core S&P 500 ETF	21.0
iShares Core MSCI EAFE ETF	12.2
Allspring Disciplined International Developed Markets Portfolio	9.7
iShares Core MSCI Emerging Markets ETF	4.4
Allspring Special Large Cap Value Fund Class R6	4.0
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	3.0
Allspring Disciplined Small Cap Fund Class R6	3.0
Allspring Emerging Markets Equity Fund Class R6	2.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000176111
Shareholder Report [Line Items]
Fund Name		Spectrum Conservative Growth Fund
Class Name		Class A
Trading Symbol		WMBGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.74%
Material Change Date	May 01, 2024
AssetsNet		$ 214,998,758
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 238,904
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$214,998,758
# of portfolio holdings	36
Portfolio turnover rate	50%
Total advisory fees paid	$238,904

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	54.0	59.2
Stocks	28.0	35.9
Inflation sensitive investments	14.0	12.2
Alternative investments	4.0	3.7
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	13.9
Allspring Real Return Portfolio	12.0
Allspring Income Plus Fund Institutional Class	11.5
Allspring Core Bond Portfolio	9.8
Allspring Disciplined Large Cap Portfolio	9.3
Allspring High Yield Bond Fund Institutional Class	7.0
iShares Core S&P 500 ETF	6.8
Allspring Diversified Income Builder Fund Class R6	4.7
iShares Core MSCI EAFE ETF	3.9
Allspring Alternative Risk Premia Fund Class R6	3.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000176112
Shareholder Report [Line Items]
Fund Name		Spectrum Conservative Growth Fund
Class Name		Class C
Trading Symbol		WMBFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$77	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		1.49%
Material Change Date	May 01, 2024
AssetsNet		$ 214,998,758
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 238,904
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$214,998,758
# of portfolio holdings	36
Portfolio turnover rate	50%
Total advisory fees paid	$238,904

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	54.0	59.2
Stocks	28.0	35.9
Inflation sensitive investments	14.0	12.2
Alternative investments	4.0	3.7
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	13.9
Allspring Real Return Portfolio	12.0
Allspring Income Plus Fund Institutional Class	11.5
Allspring Core Bond Portfolio	9.8
Allspring Disciplined Large Cap Portfolio	9.3
Allspring High Yield Bond Fund Institutional Class	7.0
iShares Core S&P 500 ETF	6.8
Allspring Diversified Income Builder Fund Class R6	4.7
iShares Core MSCI EAFE ETF	3.9
Allspring Alternative Risk Premia Fund Class R6	3.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000205241
Shareholder Report [Line Items]
Fund Name		Spectrum Conservative Growth Fund
Class Name		Institutional Class
Trading Symbol		WMBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.42%
Material Change Date	May 01, 2024
AssetsNet		$ 214,998,758
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 238,904
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$214,998,758
# of portfolio holdings	36
Portfolio turnover rate	50%
Total advisory fees paid	$238,904

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	54.0	59.2
Stocks	28.0	35.9
Inflation sensitive investments	14.0	12.2
Alternative investments	4.0	3.7
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	13.9
Allspring Real Return Portfolio	12.0
Allspring Income Plus Fund Institutional Class	11.5
Allspring Core Bond Portfolio	9.8
Allspring Disciplined Large Cap Portfolio	9.3
Allspring High Yield Bond Fund Institutional Class	7.0
iShares Core S&P 500 ETF	6.8
Allspring Diversified Income Builder Fund Class R6	4.7
iShares Core MSCI EAFE ETF	3.9
Allspring Alternative Risk Premia Fund Class R6	3.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000176107
Shareholder Report [Line Items]
Fund Name		Spectrum Growth Fund
Class Name		Class A
Trading Symbol		WGAFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.74%
Material Change Date	May 01, 2024
AssetsNet		$ 205,844,486
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 230,179
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$205,844,486
# of portfolio holdings	36
Portfolio turnover rate	28%
Total advisory fees paid	$230,179

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	58.0	62.4
Bonds	24.0	34.3
Inflation sensitive investments	15.0	11.8
Alternative investments	3.0	2.5
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	17.8
Allspring Real Return Portfolio	11.7
iShares Core S&P 500 ETF	9.7
Allspring High Yield Bond Fund Institutional Class	7.7
iShares Core MSCI EAFE ETF	7.4
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core U.S. Aggregate Bond ETF	5.2
iShares Core MSCI Emerging Markets ETF	2.7
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000176108
Shareholder Report [Line Items]
Fund Name		Spectrum Growth Fund
Class Name		Class C
Trading Symbol		WGCFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$78	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		1.49%
Material Change Date	May 01, 2024
AssetsNet		$ 205,844,486
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 230,179
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$205,844,486
# of portfolio holdings	36
Portfolio turnover rate	28%
Total advisory fees paid	$230,179

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	58.0	62.4
Bonds	24.0	34.3
Inflation sensitive investments	15.0	11.8
Alternative investments	3.0	2.5
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	17.8
Allspring Real Return Portfolio	11.7
iShares Core S&P 500 ETF	9.7
Allspring High Yield Bond Fund Institutional Class	7.7
iShares Core MSCI EAFE ETF	7.4
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core U.S. Aggregate Bond ETF	5.2
iShares Core MSCI Emerging Markets ETF	2.7
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000205239
Shareholder Report [Line Items]
Fund Name		Spectrum Growth Fund
Class Name		Institutional Class
Trading Symbol		WGAYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.42%
Material Change Date	May 01, 2024
AssetsNet		$ 205,844,486
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 230,179
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$205,844,486
# of portfolio holdings	36
Portfolio turnover rate	28%
Total advisory fees paid	$230,179

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	58.0	62.4
Bonds	24.0	34.3
Inflation sensitive investments	15.0	11.8
Alternative investments	3.0	2.5
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	17.8
Allspring Real Return Portfolio	11.7
iShares Core S&P 500 ETF	9.7
Allspring High Yield Bond Fund Institutional Class	7.7
iShares Core MSCI EAFE ETF	7.4
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core U.S. Aggregate Bond ETF	5.2
iShares Core MSCI Emerging Markets ETF	2.7
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000176116
Shareholder Report [Line Items]
Fund Name		Spectrum Income Allocation Fund
Class Name		Class A
Trading Symbol		WCAFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.74%
Material Change Date	May 01, 2024
AssetsNet		$ 101,945,489
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 76,050
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$101,945,489
# of portfolio holdings	36
Portfolio turnover rate	83%
Total advisory fees paid	$76,050

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	77.0	77.9
Inflation sensitive investments	10.0	11.7
Stocks	10.0	18.2
Alternative investments	3.0	3.2
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	23.4
Allspring Core Bond Portfolio	21.4
Allspring Real Return Portfolio	11.5
Allspring Income Plus Fund Institutional Class	9.9
Allspring High Yield Bond Fund Institutional Class	6.4
Allspring Diversified Income Builder Fund Class R6	4.2
iShares Core S&P 500 ETF	4.0
Allspring Disciplined Large Cap Portfolio	3.6
Allspring Alternative Risk Premia Fund Class R6	3.2
Allspring Global Investment Grade Credit Fund Class R6	3.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000176115
Shareholder Report [Line Items]
Fund Name		Spectrum Income Allocation Fund
Class Name		Class C
Trading Symbol		WCCFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$77	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		1.49%
Material Change Date	May 01, 2024
AssetsNet		$ 101,945,489
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 76,050
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$101,945,489
# of portfolio holdings	36
Portfolio turnover rate	83%
Total advisory fees paid	$76,050

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	77.0	77.9
Inflation sensitive investments	10.0	11.7
Stocks	10.0	18.2
Alternative investments	3.0	3.2
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	23.4
Allspring Core Bond Portfolio	21.4
Allspring Real Return Portfolio	11.5
Allspring Income Plus Fund Institutional Class	9.9
Allspring High Yield Bond Fund Institutional Class	6.4
Allspring Diversified Income Builder Fund Class R6	4.2
iShares Core S&P 500 ETF	4.0
Allspring Disciplined Large Cap Portfolio	3.6
Allspring Alternative Risk Premia Fund Class R6	3.2
Allspring Global Investment Grade Credit Fund Class R6	3.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000205245
Shareholder Report [Line Items]
Fund Name		Spectrum Income Allocation Fund
Class Name		Institutional Class
Trading Symbol		WCYFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.42%
Material Change Date	May 01, 2024
AssetsNet		$ 101,945,489
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 76,050
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$101,945,489
# of portfolio holdings	36
Portfolio turnover rate	83%
Total advisory fees paid	$76,050

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	77.0	77.9
Inflation sensitive investments	10.0	11.7
Stocks	10.0	18.2
Alternative investments	3.0	3.2
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	23.4
Allspring Core Bond Portfolio	21.4
Allspring Real Return Portfolio	11.5
Allspring Income Plus Fund Institutional Class	9.9
Allspring High Yield Bond Fund Institutional Class	6.4
Allspring Diversified Income Builder Fund Class R6	4.2
iShares Core S&P 500 ETF	4.0
Allspring Disciplined Large Cap Portfolio	3.6
Allspring Alternative Risk Premia Fund Class R6	3.2
Allspring Global Investment Grade Credit Fund Class R6	3.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000176109
Shareholder Report [Line Items]
Fund Name		Spectrum Moderate Growth Fund
Class Name		Class A
Trading Symbol		WGBAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$37	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.71%
Material Change Date	May 01, 2024
AssetsNet		$ 438,340,605
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 472,476
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$438,340,605
# of portfolio holdings	36
Portfolio turnover rate	33%
Total advisory fees paid	$472,476

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	45.0	53.0
Bonds	37.0	42.5
Inflation sensitive investments	14.0	11.5
Alternative investments	4.0	4.0
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	14.4
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	9.4
Allspring Income Plus Fund Institutional Class	7.9
Allspring High Yield Bond Fund Institutional Class	6.7
iShares Core U.S. Aggregate Bond ETF	6.2
iShares Core MSCI EAFE ETF	6.2
Allspring Diversified Income Builder Fund Class R6	5.0
Allspring Disciplined International Developed Markets Portfolio	4.9
Allspring Core Bond Portfolio	4.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000176110
Shareholder Report [Line Items]
Fund Name		Spectrum Moderate Growth Fund
Class Name		Class C
Trading Symbol		WGBFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		1.46%
Material Change Date	May 01, 2024
AssetsNet		$ 438,340,605
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 472,476
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$438,340,605
# of portfolio holdings	36
Portfolio turnover rate	33%
Total advisory fees paid	$472,476

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	45.0	53.0
Bonds	37.0	42.5
Inflation sensitive investments	14.0	11.5
Alternative investments	4.0	4.0
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	14.4
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	9.4
Allspring Income Plus Fund Institutional Class	7.9
Allspring High Yield Bond Fund Institutional Class	6.7
iShares Core U.S. Aggregate Bond ETF	6.2
iShares Core MSCI EAFE ETF	6.2
Allspring Diversified Income Builder Fund Class R6	5.0
Allspring Disciplined International Developed Markets Portfolio	4.9
Allspring Core Bond Portfolio	4.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000205240
Shareholder Report [Line Items]
Fund Name		Spectrum Moderate Growth Fund
Class Name		Institutional Class
Trading Symbol		WGBIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.39%
Material Change Date	May 01, 2024
AssetsNet		$ 438,340,605
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 472,476
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$438,340,605
# of portfolio holdings	36
Portfolio turnover rate	33%
Total advisory fees paid	$472,476

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	45.0	53.0
Bonds	37.0	42.5
Inflation sensitive investments	14.0	11.5
Alternative investments	4.0	4.0
Effective cash	0.0	(11.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	14.4
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	9.4
Allspring Income Plus Fund Institutional Class	7.9
Allspring High Yield Bond Fund Institutional Class	6.7
iShares Core U.S. Aggregate Bond ETF	6.2
iShares Core MSCI EAFE ETF	6.2
Allspring Diversified Income Builder Fund Class R6	5.0
Allspring Disciplined International Developed Markets Portfolio	4.9
Allspring Core Bond Portfolio	4.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

Material Fund Change Strategies [Text Block]		At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since May 1, 2024.